Segments - Narrative (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025 segment	Sep. 30, 2025 product_line segment	Dec. 31, 2024 segment
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of reportable segments		2	2
Number of product lines | product_line		2
Number of operating segments		2	2
Asset Management
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of operating segments	1	1
Insurance Solutions
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of reportable segments	1
Number of product lines			2
Number of operating segments		1